Quarterly Results Of Operations (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Results Of Operations [Abstract]
Summary Of Quarterly Results Of Operations

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2014
Royalties	$4,305	$5,318	$5,017	$2,959
Interest and other income	282	12	44	23
Total revenues	4,587	5,330	5,061	2,982
Expenses	1,015	1,088	1,117	1,616
Net income	$3,572	$4,242	$3,944	$1,366
Earnings per share	$2.38	$2.83	$2.63	$0.91

2013
Royalties	$4,708	$5,009	$4,404	$4,722
Interest and other income	26	20	35	27
Total revenues	4,734	5,029	4,439	4,749
Expenses	1,043	1,011	1,035	1,071
Net income	$3,691	$4,018	$3,404	$3,678
Earnings per share	$2.46	$2.68	$2.27	$2.45